Liquidity (Details Narrative)		12 Months Ended
	Mar. 23, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2022 SGD ($)
Subsequent Event [Line Items]
Net Cash Provided by (Used in) Operating Activities		$ 2,317,455	$ 3,106,317	$ 1,812,064	$ 1,598,827
Working capital		2,109,858	$ 2,828,054
Cash and Cash Equivalents, at Carrying Value		$ 224,883		1,220,931		$ 301,433
Gross proceeds from shares issued				$ 4,710,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of ordinary shares issued | shares	2,800,000
Share price | $ / shares	$ 4.00
Gross proceeds from shares issued	$ 11,200,000